Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Formation and operating costs	$ 1,000	$ 446,461	$ 1,167,417
Loss from operations	(1,000)	(446,461)	(1,167,417)
Other income (expense):
Interest earned on investments held in Trust Account		60,633	(25,725,000)
Change in fair value of derivative warrant liabilities		36,237,872	(12,584,590)
Total other income		36,298,505	219,337
Income (loss) before income taxes	(1,000)	35,852,044	(39,257,670)
Provision for income taxes		2,233	(11,509)
Net income (loss)	$ (1,000)	$ 35,849,811	$ (39,269,179)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)		35,000,000	35,000,000
Basic and diluted income per share, Class A redeemable common stock (in Dollars per share)		$ 0.00	$ 0.00
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)	7,625,000 [1]	8,750,000	8,750,000
Basic and diluted net income (loss) per share, Class B non-redeemable common stock (in Dollars per share)	$ 0.00	$ 4.10	$ (4.49)

[1]	Excluded an aggregate of up to 1,143,750 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On May 28, 2020, the Company effected a 1:1.25 stock split with respect to the Class B common stock, on June 24, 2020, the Company effected a 1:1.20 stock split with respect to the Class B common stock and on June 25, 2020, the Company effected a 1:1.01666 stock split with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 8,768,750 Founder Shares (see Note 5). In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining over-allotment option, 18,750 Founder Shares were forfeited and 1,125,000 Founder Shares are no longer subject to forfeiture. As a result, at June 30, 2020, there are 8,750,000 Founder Shares outstanding.